Pay vs Performance Disclosure		12 Months Ended					23 Months Ended	25 Months Ended
		Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2023	Jan. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE DISCLOSURE

As described in more detail in “Compensation Discussion and Analysis,” the Company’s executive compensation program has been designed to provide a level of compensation that is strongly dependent upon the achievement of short-term and long-term goals that are aligned with the interests of our stockholders and customers. As such, a substantial portion of pay will only be realized upon strong corporate performance. The Compensation Committee has not designed the compensation program to specifically align the Company’s performance measures with “compensation actually paid” (“CAP”) (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. For example, the Company utilizes several performance measures to align executive compensation with Company performance that are not presented in the Pay versus Performance table below.

The following tables and supplemental graphical and narrative information present information about CAP, as defined by Item 402(v) of Regulation S-K, and compares CAP to various performance measures, also in accordance with such rules. CAP is a supplemental measure to be viewed alongside performance measures as an addition to the philosophy and strategy of compensation-setting discussed in “Compensation Discussion and Analysis,” and not in replacement thereof.

Year	(1) Summary Compensation Table (SCT) Total for PEO ($)		(1,2) Compensation Actually Paid (CAP) to PEO ($)		(3) Average SCT total for non- PEO NEOs ($)	(2,3) Average Compensation Actually Paid to non-PEO NEOs ($)	Value of Initial Fixed $100 investment based on: ($)		Net Income ($) (in millions)	Company Selected Measure
	Lauber	Fletcher	Lauber	Fletcher			(4) WEC TSR	(5) Peer Group TSR		(6) Adjusted Earnings Per Share (diluted) ($)
2023	9,552,179	—	5,707,745	—	5,188,505	2,920,498	103.04	105.56	1,331.7	4.63
2022	8,149,461	8,151,511	9,721,228	17,332,947	4,358,213	5,256,205	110.80	113.90	1,408.1	4.45
2021	—	18,481,871	—	14,249,651	4,911,241	4,273,523	111.34	111.43	1,300.3	4.11
2020	—	18,136,171	—	15,590,856	4,686,918	4,030,865	102.49	95.16	1,199.9	3.79

(1)	On February 1, 2022, Mr. Lauber succeeded Mr. Fletcher as CEO.

(2)	Represents the CAP to each of Messrs. Lauber and Fletcher, and the average CAP to the non-PEO NEOs as a group, each as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable fiscal years. To calculate the CAP to Messrs. Lauber, and the average CAP to our non-PEO NEOs for the 2023 fiscal year, the following adjustments were made to the SCT total compensation:

SCT to CAP Reconciliation

		Deductions from SCT Total		Additions to SCT Total
Year	SCT Total ($)	Change in Pension Value ($)	(a) Equity-based awards Grant Date Fair Value ($)	(b) Pension Benefit Service Costs ($)	(c)(i) Change in Value of Covered Fiscal Year Awards Unvested at Covered Fiscal Year-End ($)	(c)(ii) Change in Value of Prior Years’ Awards Unvested at Fiscal Year- End ($)	(c)(iii) Value of Awards Granted and Vested in Covered Fiscal Year ($)	(c)(iv) Change in Value of Prior Years’ Awards that Vested in Fiscal Year ($)	CAP ($)
Lauber SCT to CAP Reconciliation
2023	9,552,179	321,627	4,366,969	50,930	4,459,392	(2,280,649)	—	(1,385,511)	5,707,745
Average Non-PEO NEOs SCT to CAP Reconciliation
2023	5,188,505	499,122	1,930,023	17,390	1,874,977	(936,873)	—	(794,356)	2,920,498

(a)	Represents the grant date fair value of equity awards as reflected in the “Stock Awards” and “Option Awards” columns of the SCT.
(b)	Represents the actuarially determined value of the pension benefit accrual for services rendered by each NEO during the applicable year. There were no costs of benefits granted pursuant to a plan amendment during any covered fiscal year that were attributed by the plan’s benefit formula to services rendered in periods prior to the plan amendment.
(c)	Represents (i) the covered fiscal year-end value of any equity awards granted in the covered fiscal year that were outstanding and unvested as of the end of such year; (ii) the amount of the change as of the covered fiscal year-end (from the end of the prior fiscal year) in fair value of any awards granted in prior years that were outstanding and unvested as of the end of the covered fiscal year; (iii) the fair value as of the vesting date of awards granted in a covered fiscal year that vested in the same covered fiscal year; and (iv) the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value for awards granted in prior years that vested during the covered fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
(3)	The non-PEO NEOs for each of the years shown were as follows:
●	2022 and 2023: Messrs. Klappa and Garvin, and Mmes. Liu and Kelsey
●	2021: Messrs. Klappa and Lauber, and Mmes. Liu and Kelsey
●	2020: Messrs. Lauber, Klappa, Garvin, and Kuester, and Mmes. Liu, and Kelsey
(4)	Assumes an investment of $100 at the beginning of the measurement period and reinvestment of all dividends. The “measurement period” for each covered fiscal year is the period from December 31, 2019 through the end of such covered fiscal year.
(5)	Represents the Total Shareholder Return (“TSR”) of the Custom Peer Index Group, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. For 2023, the Compensation Committee determined that Edison International was no longer an appropriate peer comparison because of its increased financial risk from wildfires and other natural disasters as compared to the Company and removed it from the Custom Peer Index Group. At the same time, the Committee approved the addition of CenterPoint Energy, Exelon Energy and PPL Energy as those companies completed various transactions to shift their business models towards more fully-regulated utility operations. Prior to these changes, the Custom Peer Index Group TSR would have been $95.59, $109.71, $111.03 and $104.31 for 2020, 2021, 2022, and 2023, respectively. For information about the Custom Peer Index Group, including the changes made, see “Performance Graph” in the Company’s 2023 Annual Report.
(6)	For 2023, the Company Selected Measure was adjusted (non-GAAP) earnings per share which excludes a $0.41 per share non-cash charge to earnings related to the Illinois Commerce Commission’s disallowance of certain capital costs. See Appendix A on page P-83 for a full reconciliation of GAAP to non-GAAP earnings per share. The prior years reported in this table each show the Company’s earnings per share on a GAAP basis.

Company Selected Measure Name		Adjusted Earnings Per Share (diluted)
Named Executive Officers, Footnote	The non-PEO NEOs for each of the years shown were as follows:
●	2022 and 2023: Messrs. Klappa and Garvin, and Mmes. Liu and Kelsey
●	2021: Messrs. Klappa and Lauber, and Mmes. Liu and Kelsey
●	2020: Messrs. Lauber, Klappa, Garvin, and Kuester, and Mmes. Liu, and Kelsey

Peer Group Issuers, Footnote		Represents the Total Shareholder Return (“TSR”) of the Custom Peer Index Group, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. For 2023, the Compensation Committee determined that Edison International was no longer an appropriate peer comparison because of its increased financial risk from wildfires and other natural disasters as compared to the Company and removed it from the Custom Peer Index Group. At the same time, the Committee approved the addition of CenterPoint Energy, Exelon Energy and PPL Energy as those companies completed various transactions to shift their business models towards more fully-regulated utility operations. Prior to these changes, the Custom Peer Index Group TSR would have been $95.59, $109.71, $111.03 and $104.31 for 2020, 2021, 2022, and 2023, respectively. For information about the Custom Peer Index Group, including the changes made, see “Performance Graph” in the Company’s 2023 Annual Report.
Adjustment To PEO Compensation, Footnote	Represents the CAP to each of Messrs. Lauber and Fletcher, and the average CAP to the non-PEO NEOs as a group, each as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable fiscal years. To calculate the CAP to Messrs. Lauber, and the average CAP to our non-PEO NEOs for the 2023 fiscal year, the following adjustments were made to the SCT total compensation:

SCT to CAP Reconciliation

		Deductions from SCT Total		Additions to SCT Total
Year	SCT Total ($)	Change in Pension Value ($)	(a) Equity-based awards Grant Date Fair Value ($)	(b) Pension Benefit Service Costs ($)	(c)(i) Change in Value of Covered Fiscal Year Awards Unvested at Covered Fiscal Year-End ($)	(c)(ii) Change in Value of Prior Years’ Awards Unvested at Fiscal Year- End ($)	(c)(iii) Value of Awards Granted and Vested in Covered Fiscal Year ($)	(c)(iv) Change in Value of Prior Years’ Awards that Vested in Fiscal Year ($)	CAP ($)
Lauber SCT to CAP Reconciliation
2023	9,552,179	321,627	4,366,969	50,930	4,459,392	(2,280,649)	—	(1,385,511)	5,707,745
Average Non-PEO NEOs SCT to CAP Reconciliation
2023	5,188,505	499,122	1,930,023	17,390	1,874,977	(936,873)	—	(794,356)	2,920,498
(a)	Represents the grant date fair value of equity awards as reflected in the “Stock Awards” and “Option Awards” columns of the SCT.
(b)	Represents the actuarially determined value of the pension benefit accrual for services rendered by each NEO during the applicable year. There were no costs of benefits granted pursuant to a plan amendment during any covered fiscal year that were attributed by the plan’s benefit formula to services rendered in periods prior to the plan amendment.
(c)	Represents (i) the covered fiscal year-end value of any equity awards granted in the covered fiscal year that were outstanding and unvested as of the end of such year; (ii) the amount of the change as of the covered fiscal year-end (from the end of the prior fiscal year) in fair value of any awards granted in prior years that were outstanding and unvested as of the end of the covered fiscal year; (iii) the fair value as of the vesting date of awards granted in a covered fiscal year that vested in the same covered fiscal year; and (iv) the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value for awards granted in prior years that vested during the covered fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 5,188,505		$ 4,358,213	$ 4,911,241	$ 4,686,918
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 2,920,498		5,256,205	4,273,523	4,030,865
Adjustment to Non-PEO NEO Compensation Footnote	Represents the CAP to each of Messrs. Lauber and Fletcher, and the average CAP to the non-PEO NEOs as a group, each as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable fiscal years. To calculate the CAP to Messrs. Lauber, and the average CAP to our non-PEO NEOs for the 2023 fiscal year, the following adjustments were made to the SCT total compensation:

SCT to CAP Reconciliation

		Deductions from SCT Total		Additions to SCT Total
Year	SCT Total ($)	Change in Pension Value ($)	(a) Equity-based awards Grant Date Fair Value ($)	(b) Pension Benefit Service Costs ($)	(c)(i) Change in Value of Covered Fiscal Year Awards Unvested at Covered Fiscal Year-End ($)	(c)(ii) Change in Value of Prior Years’ Awards Unvested at Fiscal Year- End ($)	(c)(iii) Value of Awards Granted and Vested in Covered Fiscal Year ($)	(c)(iv) Change in Value of Prior Years’ Awards that Vested in Fiscal Year ($)	CAP ($)
Lauber SCT to CAP Reconciliation
2023	9,552,179	321,627	4,366,969	50,930	4,459,392	(2,280,649)	—	(1,385,511)	5,707,745
Average Non-PEO NEOs SCT to CAP Reconciliation
2023	5,188,505	499,122	1,930,023	17,390	1,874,977	(936,873)	—	(794,356)	2,920,498
(a)	Represents the grant date fair value of equity awards as reflected in the “Stock Awards” and “Option Awards” columns of the SCT.
(b)	Represents the actuarially determined value of the pension benefit accrual for services rendered by each NEO during the applicable year. There were no costs of benefits granted pursuant to a plan amendment during any covered fiscal year that were attributed by the plan’s benefit formula to services rendered in periods prior to the plan amendment.
(c)	Represents (i) the covered fiscal year-end value of any equity awards granted in the covered fiscal year that were outstanding and unvested as of the end of such year; (ii) the amount of the change as of the covered fiscal year-end (from the end of the prior fiscal year) in fair value of any awards granted in prior years that were outstanding and unvested as of the end of the covered fiscal year; (iii) the fair value as of the vesting date of awards granted in a covered fiscal year that vested in the same covered fiscal year; and (iv) the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value for awards granted in prior years that vested during the covered fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return

CAP v. TSR

As demonstrated in the following graph, the amount of compensation paid to the PEOs and the average compensation paid to the other NEOs was aligned with the Company’s TSR performance. A substantial portion of the compensation awarded to each of the NEOs is long-term incentive compensation. For most of the NEOs, performance unit awards comprise 65% of the long-term incentive compensation granted each year, with vesting primarily based upon the Company’s TSR performance against its peer group. As discussed further in “Compensation Discussion and Analysis,” the performance units granted in 2021, which vested at the end of the three-year performance period ended December 31, 2023, provided a payout that was significantly less than target. See the Five-Year Cumulative Return and Total Stockholder Returns graphs in “Compensation Discussion and Analysis – Executive Summary” for information on the Company’s TSR performance over the 5- and 10-year periods ended December 31, 2023, which exceeded the performance of its peer group.

CAP vs. Total Shareholder Return

Compensation Actually Paid vs. Net Income

CAP v. WEC Net Income and Adjusted Earnings Per Share (Company-Selected Measure)

As demonstrated by the following graphs, during the cumulative four-year period ended December 31, 2023, the compensation paid to the PEOs and the average compensation paid to the other NEOs was aligned with the Company’s net income and EPS performance. In 2023, WEC Energy Group’s EPS performance is shown on an adjusted (non-GAAP) basis. Pursuant to the terms of the Company’s short-term performance plan, in 2023, almost 75% of the payout was based upon the Company’s adjusted EPS performance, and almost 25% was based upon the Company’s performance against cash flow goals. As discussed further in “Compensation Discussion and Analysis,” for 2023, the maximum level payout under the Company’s short-term performance plan with respect to EPS was set at the top of the Company’s EPS guidance range for 2023. The Company’s strong performance against the EPS and cash flow goals in 2023 resulted in maximum level payouts for each measure.

WEC Energy Group’s earnings per share on a GAAP basis were $4.22 for 2023, which includes a $0.41 per share non-cash charge to earnings related to the Illinois Commerce Commission’s (the “ICC”) disallowance of an aggregate of $178.9 million of previously incurred capital costs as part of its decisions in the rate cases of the Company’s Illinois utilities. Excluding this charge, WEC Energy Group’s adjusted earnings per share were $4.63. The ICC’s disallowance of previously incurred capital costs of this nature is highly unusual and not indicative of WEC Energy Group’s operating performance. As a result, the Compensation Committee determined that the Company’s performance against the earnings per share targets should be measured using adjusted earnings per share. See Appendix A for net income presented on an adjusted basis (non-GAAP) along with a reconciliation to net income, presented on a GAAP basis. In the graph below, net income is presented on a GAAP basis. EPS is presented on an adjusted (non-GAAP) basis for 2023 and on a GAAP basis for years prior to 2023.

CAP vs. Net Income

Compensation Actually Paid vs. Company Selected Measure

CAP v. WEC Net Income and Adjusted Earnings Per Share (Company-Selected Measure)

As demonstrated by the following graphs, during the cumulative four-year period ended December 31, 2023, the compensation paid to the PEOs and the average compensation paid to the other NEOs was aligned with the Company’s net income and EPS performance. In 2023, WEC Energy Group’s EPS performance is shown on an adjusted (non-GAAP) basis. Pursuant to the terms of the Company’s short-term performance plan, in 2023, almost 75% of the payout was based upon the Company’s adjusted EPS performance, and almost 25% was based upon the Company’s performance against cash flow goals. As discussed further in “Compensation Discussion and Analysis,” for 2023, the maximum level payout under the Company’s short-term performance plan with respect to EPS was set at the top of the Company’s EPS guidance range for 2023. The Company’s strong performance against the EPS and cash flow goals in 2023 resulted in maximum level payouts for each measure.

WEC Energy Group’s earnings per share on a GAAP basis were $4.22 for 2023, which includes a $0.41 per share non-cash charge to earnings related to the Illinois Commerce Commission’s (the “ICC”) disallowance of an aggregate of $178.9 million of previously incurred capital costs as part of its decisions in the rate cases of the Company’s Illinois utilities. Excluding this charge, WEC Energy Group’s adjusted earnings per share were $4.63. The ICC’s disallowance of previously incurred capital costs of this nature is highly unusual and not indicative of WEC Energy Group’s operating performance. As a result, the Compensation Committee determined that the Company’s performance against the earnings per share targets should be measured using adjusted earnings per share. See Appendix A for net income presented on an adjusted basis (non-GAAP) along with a reconciliation to net income, presented on a GAAP basis. In the graph below, net income is presented on a GAAP basis. EPS is presented on an adjusted (non-GAAP) basis for 2023 and on a GAAP basis for years prior to 2023.

CAP vs. Adjusted Earnings Per Share

* Earnings per share for 2020, 2021 and 2022 are presented on a GAAP basis.

Tabular List, Table

Most Important Performance Measures

The following represents the most important financial performance measures used by WEC Energy Group to link compensation actually paid to each NEO for 2023, the most recently completed fiscal year, to company performance:

Adjusted Earnings Per Share	Net Income	Cash Flow	Return on Equity

Achievement of the Company’s goals with respect to the financial measures highlighted above should drive strong TSR performance for the Company relative to its peers, which is an important component of our compensation program as more fully described in “Compensation Discussion and Analysis – Long-Term Incentive Compensation”.

Total Shareholder Return Amount	[3]	$ 103.04		110.8	111.34	102.49
Peer Group Total Shareholder Return Amount	[4]	105.56		113.9	111.43	95.16
Net Income (Loss)		$ 1,331.7		$ 1,408,100,000	$ 1,300,300,000	$ 1,199,900,000
Company Selected Measure Amount	[5]	4.63		4.45	4.11	3.79
PEO Name							Mr. Lauber	Mr. Fletcher
Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted Earnings Per Share
Measure:: 2
Pay vs Performance Disclosure
Name		Net Income
Measure:: 3
Pay vs Performance Disclosure
Name		Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name		Return on Equity
Lauber [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[6]	$ 9,552,179	[5]	$ 8,149,461
PEO Actually Paid Compensation Amount	[2],[6]	5,707,745		9,721,228
Fletcher [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[6]			8,151,511	18,481,871	18,136,171
PEO Actually Paid Compensation Amount	[2],[6]			$ 17,332,947	$ 14,249,651	$ 15,590,856
PEO | Lauber [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(321,627)
PEO | Lauber [Member] | Equity-based Awards Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,366,969)
PEO | Lauber [Member] | Pension Benefit Service Costs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		50,930
PEO | Lauber [Member] | Change in Value of Covered Fiscal Year Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,459,392
PEO | Lauber [Member] | Change in Value of Prior Years Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,280,649)
PEO | Lauber [Member] | Value of Awards Granted and Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Lauber [Member] | Change in Value of Prior Years Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,385,511)
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(499,122)
Non-PEO NEO | Equity-based Awards Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,930,023)
Non-PEO NEO | Pension Benefit Service Costs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		17,390
Non-PEO NEO | Change in Value of Covered Fiscal Year Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,874,977
Non-PEO NEO | Change in Value of Prior Years Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(936,873)
Non-PEO NEO | Value of Awards Granted and Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Value of Prior Years Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (794,356)

[1]	The non-PEO NEOs for each of the years shown were as follows:
●	2022 and 2023: Messrs. Klappa and Garvin, and Mmes. Liu and Kelsey
●	2021: Messrs. Klappa and Lauber, and Mmes. Liu and Kelsey
●	2020: Messrs. Lauber, Klappa, Garvin, and Kuester, and Mmes. Liu, and Kelsey

[2]	Represents the CAP to each of Messrs. Lauber and Fletcher, and the average CAP to the non-PEO NEOs as a group, each as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable fiscal years. To calculate the CAP to Messrs. Lauber, and the average CAP to our non-PEO NEOs for the 2023 fiscal year, the following adjustments were made to the SCT total compensation:

SCT to CAP Reconciliation

		Deductions from SCT Total		Additions to SCT Total
Year	SCT Total ($)	Change in Pension Value ($)	(a) Equity-based awards Grant Date Fair Value ($)	(b) Pension Benefit Service Costs ($)	(c)(i) Change in Value of Covered Fiscal Year Awards Unvested at Covered Fiscal Year-End ($)	(c)(ii) Change in Value of Prior Years’ Awards Unvested at Fiscal Year- End ($)	(c)(iii) Value of Awards Granted and Vested in Covered Fiscal Year ($)	(c)(iv) Change in Value of Prior Years’ Awards that Vested in Fiscal Year ($)	CAP ($)
Lauber SCT to CAP Reconciliation
2023	9,552,179	321,627	4,366,969	50,930	4,459,392	(2,280,649)	—	(1,385,511)	5,707,745
Average Non-PEO NEOs SCT to CAP Reconciliation
2023	5,188,505	499,122	1,930,023	17,390	1,874,977	(936,873)	—	(794,356)	2,920,498
(a)	Represents the grant date fair value of equity awards as reflected in the “Stock Awards” and “Option Awards” columns of the SCT.
(b)	Represents the actuarially determined value of the pension benefit accrual for services rendered by each NEO during the applicable year. There were no costs of benefits granted pursuant to a plan amendment during any covered fiscal year that were attributed by the plan’s benefit formula to services rendered in periods prior to the plan amendment.
(c)	Represents (i) the covered fiscal year-end value of any equity awards granted in the covered fiscal year that were outstanding and unvested as of the end of such year; (ii) the amount of the change as of the covered fiscal year-end (from the end of the prior fiscal year) in fair value of any awards granted in prior years that were outstanding and unvested as of the end of the covered fiscal year; (iii) the fair value as of the vesting date of awards granted in a covered fiscal year that vested in the same covered fiscal year; and (iv) the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value for awards granted in prior years that vested during the covered fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

[3]	Assumes an investment of $100 at the beginning of the measurement period and reinvestment of all dividends. The “measurement period” for each covered fiscal year is the period from December 31, 2019 through the end of such covered fiscal year.
[4]	(5)Represents the Total Shareholder Return (“TSR”) of the Custom Peer Index Group, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. For 2023, the Compensation Committee determined that Edison International was no longer an appropriate peer comparison because of its increased financial risk from wildfires and other natural disasters as compared to the Company and removed it from the Custom Peer Index Group. At the same time, the Committee approved the addition of CenterPoint Energy, Exelon Energy and PPL Energy as those companies completed various transactions to shift their business models towards more fully-regulated utility operations. Prior to these changes, the Custom Peer Index Group TSR would have been $95.59, $109.71, $111.03 and $104.31 for 2020, 2021, 2022, and 2023, respectively. For information about the Custom Peer Index Group, including the changes made, see “Performance Graph” in the Company’s 2023 Annual Report.
[5]	(6)For 2023, the Company Selected Measure was adjusted (non-GAAP) earnings per share which excludes a $0.41 per share non-cash charge to earnings related to the Illinois Commerce Commission’s disallowance of certain capital costs. See Appendix A on page P-83 for a full reconciliation of GAAP to non-GAAP earnings per share. The prior years reported in this table each show the Company’s earnings per share on a GAAP basis.
[6]	On February 1, 2022, Mr. Lauber succeeded Mr. Fletcher as CEO.